CONVERTIBLE DEBT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Promissory Note [Member]	Dec. 31, 2011 Promissory Note [Member]	Apr. 30, 2004 Promissory Note [Member]
Debt Conversion [Line Items]
Convertible debt						$ 2,000
Number of ordinary shares called by warrants	106,410
Exercise price	$ 0.48
Conversion price				$ 0.48	$ 0.48
Shares issued for debt conversion				39,407	315,256
Convertible Debt inducement expenses		$ 108	$ 202	$ 108	$ 202